Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (50.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	167,693,762	12,250,029

International Stock Fund (33.4%)
Vanguard Total International Stock Index Fund Investor Shares	480,178,501	8,129,422

U.S. Bond Fund (11.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	255,716,848	2,784,757

International Bond Fund (4.9%)
Vanguard Total International Bond Index Fund Admiral Shares	52,066,054	1,191,271
Total Investment Companies (Cost $21,051,860)		24,355,479
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $4,005)	40,049	4,006
Total Investments (100.1%) (Cost $21,055,865)		24,359,485
Other Assets and Liabilities-Net (-0.1%)		(23,355)
Net Assets (100%)		24,336,130

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern Time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2040 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	748	NA1	NA1	(3)	1	131	—	4,006
Vanguard Total Bond
Market II Index Fund	2,210,728	910,117	469,786	(1,392)	135,090	52,716	—	2,784,757
Vanguard Total
International Bond
Index Fund	894,371	261,595	17,999	—	53,304	25,803	—	1,191,271
Vanguard Total
International Stock
Index Fund	7,051,470	1,198,099	—	3,828	(123,975)	179,197	—	8,129,422
Vanguard Total Stock
Market Index Fund	10,623,941	1,668,425	222,307	799	179,171	160,184	—	12,250,029
Total	20,781,258	4,038,236	710,092	3,232	243,591	418,031	—	24,359,485

1	Not applicable—purchases and sales are for temporary cash investment purposes.